Income Taxes	12 Months Ended
Feb. 28, 2019
Income Tax Disclosure [Abstract]
Income Taxes
10.	INCOME TAXES

Income tax expenses consist of the following:

	For the year ended
	February 28, 2017	February 28, 2018	February 28, 2019
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	20,334	29,458	16,450	2,458
Deferred income tax expense:
PRC	(530)	(3,034)	(6,334)	(946)
Total income tax expense	19,804	26,424	10,116	1,512

Cayman Islands

Four Seasons Education (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Four Seasons Education (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Company subsidiary, Four Seasons Education (Hong Kong) Limited, is located in Hong Kong and is subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2017, 2018 and 2019.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25% with the following exceptions.

According to the approval obtained during the year ended February 28, 2019. Shanghai Fuxi applied and was qualified as "Software Enterprise" and therefore it was entitled to an exemption from EIT for calendar year 2017. As a result, previously accrued income tax expense of RMB4,671(US$698) was reversed in the year ended February 28, 2019. The statutory income tax rate of 25% was applied by Shanghai Fuxi from calendar year 2018. Certain entities within the Group are qualified as small low-profit enterprises and were entitled to preferential 50% taxable income, and the enterprise income tax is calculated and paid at the 20% tax rate for the year ended February 28, 2019.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As at
	February 28, 2018	February 28, 2019
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	2,164	4,056	606
Advertising expenses	—	3,652	546
Rental	1,733	1,976	295
Accrued expenses	1,250	1,250	187
Property and equipment, net	115	201	30
Less: valuation allowance	(1,210)	(1,599)	(239)
Total deferred tax assets	4,052	9,536	1,425

Deferred tax liabilities:
Intangible assets	—	10,903	1,629
Total deferred tax liabilities	—	10,903	1,629

As of February 28, 2019 tax loss carry-forward amounted to RMB 24,933(US$3,726), and would expire from calendar year 2021 to 2024, respectively. The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB 1,599(US$239) had been established as of February 28, 2019, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to the calendar year of 2018, the Group is subject to examination of the PRC tax authorities.

Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIEs that are available for distribution was RMB47,344, RMB106,240 and RMB115,139(US$17,208) as of February 28, 2017, 2018 and 2019, respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of February 28, 2019.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2017, 2018 and 2019 are as follows:

	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	15%	13%	95%
Additional tax deduction	(6%)	—	—
Effect of preferential tax rate	—	—	(32%)
Effect of different tax rate of subsidiary operation in other jurisdiction	19%	(1%)	23%
Effect of valuation allowance	—	2%	5%
Effective tax rate	53%	39%	116%